Summary of Pre-Tax Amounts Expected to Be Amortized to Net Periodic Benefit Cost In 2016 (Detail) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
U.S. Pension
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss	$ 8
Total pre-tax amount expected to be amortized from AOCI to net pension and OPEB cost in 2016	8
International Pension
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss	10
Total pre-tax amount expected to be amortized from AOCI to net pension and OPEB cost in 2016	10
OPEB
Defined Benefit Plan Disclosure [Line Items]
Prior service credit and transition obligation	(1)
Total pre-tax amount expected to be amortized from AOCI to net pension and OPEB cost in 2016	$ (1)